Distribution of Profit	12 Months Ended
Dec. 31, 2013
Dividends [Abstract]
DISTRIBUTION OF PROFIT
17.	DISTRIBUTION OF PROFIT
The Company distributed dividend of nil and $842,554 to its shareholders for the year ended December 31, 2013 and 2012, respectively.